Summary of Significant Accounting Policies - Consolidated financial statement balances and amounts of the Group's VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 59,905,827	$ 84,859,915	$ 26,720,158
Restricted Cash and Cash Equivalents, Current	60,204		306,082
Short-term investments	571,508
Accounts receivable, net	27,254,634	23,373,969	10,979,821
Prepaid expense and other assets	7,847,794	4,942,285
Property and equipment, net	5,669,849	4,211,051
Intangible assets, net	267,736
Other noncurrent assets	259,108	555,922
TOTAL ASSETS	101,836,660	118,443,174
LIABILITIES
Accounts payable	37,877,800	24,780,899
Short-term borrowings	9,012,645
Accrued salary and benefits	5,598,425	4,535,133
Accrued expenses and other current liabilities	5,955,956	3,582,160
Deferred revenue	3,887,908	344,361
TOTAL LIABILITIES	62,928,297	34,120,379
Net revenues	177,883,105	134,109,632	37,334,966
Loss from operations	(36,765,125)	10,002,988	(23,972,489)
Net loss	(36,846,061)	10,147,465	(23,660,913)
Net cash (used in) provided by operating activities	(15,664,279)	23,106,005	(28,049,152)
Net cash used in investing activities	(5,330,927)	(3,655,042)	(1,758,412)
Net cash provided by (used in) financing activities	(3,796,484)	40,169,171	14,401,620
Assets held in VIEs that can be used only to settle obligations of VIEs	0
VIEs
ASSETS
Cash and cash equivalents	13,714,304	1,114,076
Restricted Cash and Cash Equivalents, Current	203
Short-term investments	21,502
Accounts receivable, net	21,582,641	2,273,325
Prepaid expense and other assets	3,643,649	2,613,413
Property and equipment, net	496	56,555
Intangible assets, net	47,122
Other noncurrent assets		1,759
TOTAL ASSETS	39,009,917	6,059,128
LIABILITIES
Accounts payable	35,002,827	570,504
Short-term borrowings	408,264
Accrued salary and benefits	275,091	416,749
Accrued expenses and other current liabilities	1,385,303	518,357
Deferred revenue	3,658,808	157,793
TOTAL LIABILITIES	40,730,293	1,663,403
Net revenues	91,701,068	9,542,004	8,353,270
Loss from operations	(26,589,386)	(105,639)	(280,269)
Net loss	(27,062,076)	(84,565)	(297,852)
Net cash (used in) provided by operating activities	(8,917,209)	672,355	(2,645,362)
Net cash used in investing activities	(21,502)	(59,498)	(1,734)
Net cash provided by (used in) financing activities	$ 405,304	$ (810,537)	$ 45,673
Percentage of consolidated net revenues	52.00%	7.00%	22.00%
Percentage of consolidated total assets	38.00%	5.00%
Percentage of consolidated total liabilities	65.00%	5.00%